Fair Value Measurements (Changes in Fair Value of Level Three Assets and Liabilities) (Detail) ¥ in Millions		12 Months Ended
		Mar. 31, 2020 JPY (¥)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 JPY (¥)
Japanese corporate bonds
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Purchases and Issuances		¥ 30
Foreign corporate bonds
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Purchases and Issuances		13,597
Securitized products
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Purchases and Issuances		40,175
Other
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Purchases and Issuances		12,101
Other Investments
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance		6,918		¥ 9,104
Total realized and unrealized gains (losses), included in earnings	[1]	(500)		276
Total realized and unrealized gains (losses), included in other comprehensive income (loss)	[2]	0
Purchases and Issuances		4,711		4
Sales		(9)		(6)
Settlements		(1,878)		(2,460)
Transfers into level 3	[3]	0
Transfers out of level 3	[4]	0
Ending balance				6,918
Changes in unrealized gains (losses) relating to instruments still held at reporting date included in earnings	[1]	(376)		441
Future insurance policy benefits and Policyholders' account
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Acquisition of AEGON Sony Life Insurance Co., Ltd. and SA Reinsurance Ltd.	[5]	547,190
Total realized and unrealized gains (losses), included in earnings	[1]	12,500
Total realized and unrealized gains (losses), included in other comprehensive income (loss)	[2]	3,032
Purchases and Issuances		5,295
Sales		0
Settlements		(4,762)
Transfers into level 3	[3]	0
Transfers out of level 3	[4]	0
Changes in unrealized gains (losses) relating to instruments still held at reporting date included in earnings	[1]	10,273
Available-for-sale securities | Japanese corporate bonds
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance		0
Total realized and unrealized gains (losses), included in earnings	[1]	0
Total realized and unrealized gains (losses), included in other comprehensive income (loss)	[2]	0
Sales		0
Settlements		0
Transfers into level 3	[3]	0
Transfers out of level 3	[4]	0
Ending balance		30		0
Changes in unrealized gains (losses) relating to instruments still held at reporting date included in earnings | $	[1]		$ 0
Available-for-sale securities | Foreign corporate bonds
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance		22,704		27,878
Total realized and unrealized gains (losses), included in earnings	[1]	311		465
Total realized and unrealized gains (losses), included in other comprehensive income (loss)	[2]	(73)		131
Purchases and Issuances				5,787
Sales		0
Settlements		(20,867)		(10,435)
Transfers into level 3	[3]	3,374		20,863
Transfers out of level 3	[4]	(3,276)		(21,985)
Ending balance		15,770		22,704
Changes in unrealized gains (losses) relating to instruments still held at reporting date included in earnings	[1]	(94)		219
Available-for-sale securities | Securitized products
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance		165,083		83,614
Total realized and unrealized gains (losses), included in earnings	[1]	(18,151)		562
Total realized and unrealized gains (losses), included in other comprehensive income (loss)	[2]	1		1
Purchases and Issuances				94,696
Sales		0
Settlements		(12,967)		(13,601)
Transfers into level 3	[3]	0		5,284
Transfers out of level 3	[4]	(2,301)		(5,473)
Ending balance		171,840		165,083
Changes in unrealized gains (losses) relating to instruments still held at reporting date included in earnings	[1]	(16,507)		¥ 510
Available-for-sale securities | Other
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Ending balance		12,101
Available-for-sale securities | Other Investments
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Ending balance		9,242
Available-for-sale securities | Future insurance policy benefits and Policyholders' account
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Ending balance		¥ 532,191

[1]	Earning effects are included in financial services revenue and financial services expense in the consolidated statements of income.
[2]	Unrealized gains (losses) are included in unrealized gains (losses) on securities, net for available-for-sale securities and included in debt valuation adjustments for future insurance policy benefits and policyholders’ account in the consolidated statements of comprehensive income.
[3]	Certain corporate bonds and certain securitized products were transferred into level 3 because differences between the fair value determined by indicative quotes from dealers and the fair value determined by internally developed prices became significant and the observability of the inputs used decreased.
[4]	Certain corporate bonds and certain securitized products were transferred out of level 3 because observable market data became available.
[5]	Refer to Note 25